UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Schedule of Investments
Quaker Akros Absolute Return Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 50.04%

Basic Materials - 1.06%
Mining - 1.06%
Polymet Mining Corp. (a)	20,000	$ 39,600
Taseko Mines Ltd. (a)	15,000	88,950
		128,550
Total Basic Materials (Cost: $108,247)		128,550
Communications - 2.46%
Telecommunications - 2.46%
AT&T, Inc.	2,500	76,500
Cisco Systems, Inc.	7,500	128,625
Motricity, Inc. (a)	3,011	45,255
Sprint Nextel Corp. (a)	10,000	46,400
		296,780
Total Communications (Cost: $297,400)		296,780
Consumer, Cyclical - 3.50%
Entertainment - 0.03%
Seven Arts Pictures PLC (a)	8,500	3,613
Leisure Time - 0.00%
TableMAX Corp. (a)(b)(c)	13,911	167
Retail - 3.06%
Best Buy Co., Inc.	4,000	114,880
CVS Caremark Corp.	3,000	102,960
McDonald's Corp.	1,000	76,090
Target Corp.	1,500	75,015
		368,945
Toys/Games/Hobbies - 0.41%
Mattel, Inc.	2,000	49,860
Total Consumer, Cyclical (Cost: $477,106)		422,585
Consumer, Non-cyclical - 3.14%
Agriculture - 0.67%
British American Tobacco PLC ADR	1,000	80,990
Beverages - 1.07%
PepsiCo, Inc.	2,000	128,820
Commercial Services - 1.03%
Bridgepoint Education, Inc. (a)	3,000	51,300
Visa, Inc.	1,000	73,620
		124,920
Food - 0.37%
SUPERVALU, Inc.	5,000	44,650
Total Consumer, Non-cyclical (Cost: $377,744)		379,380
Diversified - 9.51%
Holding Companies-Diversified - 9.51%
Australia Acquisition Corp. (a)(b)(c)	30,000	302,100
Cazador Acquisition Corp. Ltd. (a)	12,000	123,120
Cazador Acquisition Corp. Ltd. (a)(c)	18,000	174,240
FlatWorld Acquisition Corp. (a)(b)(c)	40,000	400,000
Prime Acquisition Corp. (a)	15,000	150,000
		1,149,460
Total Diversified (Cost: $1,143,470)		1,149,460
Energy - 2.06%
Coal - 0.98%
Alpha Natural Resources, Inc. (a)	2,000	118,740
Oil & Gas - 1.08%
EnCana Corp.	2,000	69,060
Total S.A. ADR	1,000	60,970
		130,030
Total Energy (Cost: $214,179)		248,770
Financial - 5.50%
Banks - 0.73%
Citigroup, Inc. (a)	20,000	88,400
Diversified Financial Services - 1.64%
IntercontinentalExchange, Inc. (a)	400	49,416
Knight Capital Group, Inc. (a)	11,100	148,740
		198,156
Insurance - 1.39%
Tower Group, Inc.	7,000	$ 168,210
Savings & Loans - 1.74%
First Bancorp of Indiana, Inc. (c)	1,259	13,849
HF Financial Corp.	9,352	104,368
HopFed Bancorp, Inc.	10,000	92,000
		210,217
Total Financial (Cost: $673,768)		664,983
Healthcare - 12.95%
Biotechnology - 4.12%
Amgen, Inc. (a)	5,300	283,285
Omeros Corp. (a)	5,000	40,000
PDL BioPharma, Inc.	30,000	174,000
		497,285
Healthcare-Products - 2.28%
Johnson & Johnson	1,000	59,250
Medtronic, Inc.	5,500	216,425
		275,675
Pharmaceuticals - 6.55%
Abbott Laboratories	5,000	245,250
AVANIR Pharmaceuticals, Inc. (a)	28,000	114,240
Eli Lilly & Co.	2,000	70,340
Merck & Co., Inc.	5,000	165,050
Pfizer, Inc.	4,750	96,473
Teva Pharmaceutical Industries Ltd. ADR	2,000	100,340
		791,693
Total Healthcare (Cost: $1,539,961)		1,564,653
Industrial - 1.52%
Electronics - 0.61%
Dolby Laboratories, Inc. (a)	1,500	73,815
Machinery-Diversified - 0.91%
Cummins, Inc.	1,000	109,620
Total Industrial (Cost: $174,730)		183,435
Technology - 6.98%
Computers - 0.68%
Hewlett-Packard Co.	2,000	81,940
Semiconductors - 3.78%
Broadcom Corp.	2,000	78,760
Intel Corp.	12,200	246,074
Marvell Technology Group Ltd. (a)	8,500	132,175
		457,009
Software - 2.52%
Microsoft Corp.	12,000	304,320
Total Technology (Cost: $854,964)		843,269
Utilities - 1.36%
Electric - 1.36%
Exelon Corp.	4,000	164,960
Total Utilities (Cost: $168,330)		164,960
Total Common Stocks
(Cost $6,029,899)		6,046,825
Preferred Stock- 0.87%

United States- 0.87%
FibroGen, Inc. (a)(b)(c)	15,000	105,000
Total United States (Cost $67,350)		105,000
Total Preferred Stock
(Cost $67,350)		105,000
Private Placements- 0.48%

United Kingdom- 0.36%
Force 10 Networks, Inc. (a)(b)(c)	1,588	38,858
Force 10 Networks, Inc. Series B Preferred (a)(b)(c)	1,367	4,382
		43,240
Total United Kingdom (Cost $54,382)		43,240
United States- 0.12%
Alien Technology (a)(b)(c)	62	257
Alien Technology Series A (a)(b)(c)	3,579	14,817
		15,074
Total United States (Cost $123,609)		15,074
Total Private Placements
(Cost $177,991)		58,314
	Par Value	Fair Value
Warrants - 0.07%

Alien Technology Warrants Expiration: December, 2049 (a)(c)	5	16
Bionovo Warrants Expiration: October, 2014 (a)(c)	3,000	40
Cazador Acquisition Corp. Ltd. Warrants Expiration: October, 2015 (a)	18,000	8,100
TableMAX Pipe Warrants Expiration: July, 2011 (a)(b)(c)	6,956	0
Total Warrants
(Cost $6,300)		8,156
	Par Value	Fair Value
Corporate Bonds - 8.42%

Energy - 0.98%
Oil & Gas - 0.98%
SandRidge Energy, Inc. 3.93%, 04/01/2014	120,000	118,246
Total Energy (Cost: $114,476)		118,246
Financial - 7.44%
Banks - 7.44%
Goldman Sachs Group, Inc. 4.50%, 02/18/2021(b)(c)	450,000	450,000
Morgan Stanley 4.50%, 02/11/2020	450,000	449,477
		899,477
Total Financial (Cost: $897,779)		899,477
Total Corporate Bonds
(Cost $1,012,255)		1,017,723
	Par Value	Fair Value
Government Bonds- 1.87%

United States- 1.87%
U.S. Treasury Notes 1.00%, 09/30/2011	25,000	25,101
U.S. Treasury Notes 1.00%, 07/31/2011	200,000	200,570
		225,671
Total United States (Cost $225,572)		225,671
Total Government Bonds
(Cost $225,572)		225,671
	Number of Contracts	Fair Value
Option- 0.01%
Omeros Corp. Expiration: April, 2011 Exercise Price: $10.00	40	1,300
Total United States (Cost $1,032)		1,300
Total Option
(Cost $1,032)		1,300
Short-Term Investments - 21.80%

Treasury Bills - 2.56%
U.S. Treasury Bills, 0.00%, 07/28/2011	210,000	209,872
U.S. Treasury Bills, 0.00%, 09/22/2011	100,000	99,930

Time Deposit - 19.24%
Citibank, 0.03%, 04/01/2011(d)	$ 2,325,417	$ 2,325,417
Total Short-Term Investments
(Cost $2,635,219)		2,635,219

Total Investments
(Cost $10,155,618) - 83.56%		10,098,208
Other Assets in Excess of Liabilities, Net - 16.44%		1,987,487
Total Net Assets - 100.00%		$ 12,085,695

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 10.02%
Baidu, Inc. ADR(a)	1,000	$ 137,810
Coca-Cola Co.	2,000	132,700
Epoch Holding Corp.	4,000	63,120
Estee Lauder Companies Class A	800	77,088
Factset Research Systems, Inc.	1,000	104,730
MarketAxess Holdings, Inc.	2,500	60,500
Marriott International Class A	1,500	53,370
Pool Corp.	2,000	48,220
Salesforce.com, Inc. (a)	1,000	133,580
Silver Wheaton Corp.	3,000	130,080
SPDR S&P Semiconductor ETF	3,000	175,710
The Hershey Co.	800	43,480
Wynn Resorts Ltd.	400	50,900
Total Common Stocks		1,211,288

Exchange-Traded Funds - 8.63%
iShares Russell 2000 Index Fund	4,000	336,680
PowerShares QQQ NASDAQ 100	4,000	229,720
PowerShares S&P SmallCap Consumer Staples Portfolio	978	30,474
SPDR S&P Retail ETF	4,600	233,680
SPDR Trust Series I	1,600	212,016
Total Exchange-Traded Funds		1,042,570
Total Securities Sold Short (Proceeds: $1,742,200)		$ 2,253,858

	Number of Contracts	Fair Value
Call Options Written - 0.20%

Alpha Natural Resources, Inc. Expiration: April, 2011 Exercise Price: $57.50	20	$ 5,680
AOL, Inc. Expiration: April, 2011 Exercise Price: $19.00	10	290
AT&T, Inc. Expiration: April, 2011 Exercise Price: $30.00	25	1,775
AT&T, Inc. Expiration: April, 2011 Exercise Price: $26.00	40	120
Broadcom Corp. Expiration: April, 2011 Exercise Price: $39.00	10	790
Caseys General Stores, Inc. Expiration: April, 2011 Exercise Price: $35.00	20	100
Cavium Networks, Inc. Expiration: April, 2011 Exercise Price: $34.00	40	2,400
Cummins, Inc. Expiration: April, 2011 Exercise Price: $110.00	10	2,180
EnCana Corp. Expiration: April, 2011 Exercise Price: $35.00	20	1,100
Exelon Corporation Expiration: April, 2011 Exercise Price: $40.00	20	300
Hewlett-Packard Co. Expiration: April, 2011 Exercise Price: $40.00	20	720
Marriott International, Inc. Expiration: April, 2011 Exercise Price: $36.00	15	1,950
Mattel, Inc. Expiration: April, 2011 Exercise Price: $24.00	30	1,050
Medtronic, Inc. Expiration: April, 2011 Exercise Price: $38.00	20	420
Salesforce.com, Inc. Expiration: April, 2011 Exercise Price: $115.00	10	290
Sprint Nextel Corp. Expiration: April, 2011 Exercise Price: $4.50	200	2,000
SUPERVALU, Inc. Expiration: April, 2011 Exercise Price: $9.00	50	1,750
Target Corp. Expiration: April, 2011 Exercise Price: $48.00	20	520
Walgreen Co. Expiration: April, 2011 Exercise Price: $38.00	20	420
Wynn Resorts Ltd. Expiration: April, 2011 Exercise Price: $115.00	4	204
Total Options Written (Premiums Received $28,950)		$ 24,059

	Number of Contracts Sold	Settlement Month	Unrealized Appreciation/ (Depreciation)
Futures
S&P 500 EMINI FUT March Futures	5	June, 2011	(350)
Total Futures Contracts Sold			(350)

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $1,315,581, representing 10.89% of net assets.
(c)	Indicates a fair valued security. Total market value for fair valued securities is $1,503,726, representing 12.44% of net assets.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments
Quaker Event Arbitrage Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 45.25%
Basic Materials- 4.67%
Mining -4.67%
Capital Gold Corp. (a)	283,660	$ 1,823,934
Total Basic Materials (Cost: $1,439,474)		1,823,934
Communications- 6.81%
Internet -1.05%
ModusLink Global Solutions, Inc.	75,262	410,930
Media -3.15%
CKX, Inc. (a)	44,248	186,727
Discovery Communications, Inc. (a)	16,000	563,360
Liberty Global, Inc. Series C (a)	12,000	479,880
		1,229,967
Telecommunications -2.61%
Telephone & Data Systems, Inc.	9,431	278,403
Tessco Technologies, Inc.	57,015	655,672
Warwick Valley Telephone Co.	5,544	83,382
		1,017,457
Total Communications (Cost: $2,876,494)		2,658,354
Consumer, Cyclical- 5.36%
Distribution & Wholesale -2.63%
BlueLinx Holdings, Inc. (a)	277,575	1,027,028
Entertainment -0.76%
EDCI Holdings, Inc.	58,000	208,800
VCG Holding Corp. (a)	39,097	86,795
		295,595
Home Builders -1.92%
Lennar Corp. Class B	51,000	748,170
Lodging -0.03%
InnSuites Hospitality Trust	8,030	12,166
Trump Entertainment Resorts, Inc. (a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc. (a)(b)(c)	135	409
		12,575
Retail -0.02%
Trans World Entertainment Corp. (a)	5,000	8,400
Total Consumer, Cyclical (Cost: $1,893,175)		2,091,768
Consumer, Non-cyclical- 4.04%
Commercial Services -2.96%
Dollar Thrifty Automotive Group, Inc. (a)	16,800	1,121,064
Mac Gray Corp.	994	16,033
MZT Holdings, Inc. (a)	600,000	18,000
		1,155,097
Cosmetics & Personal Care -0.98%
CCA Industries, Inc.	66,068	383,194
Food -0.10%
Cagles, Inc. (a)	6,700	41,607
Total Consumer, Non-cyclical (Cost: $1,300,529)		1,579,898
Diversified- 0.00%
Holding Companies-Diversified -0.00%
Stoneleigh Partners Acquisition Corp. (a)(b)(c)	400	0
Total Diversified (Cost: $0)		0
Energy- 0.06%
Energy-Alternate Sources -0.06%
Polaris Geothermal, Inc. Class B (a)(b)(c)	24,600	25,338
Oil & Gas -0.00%
Atlas Energy, Inc. CONTRA (a)(b)(c)	20,000	0
Total Energy (Cost: $0)		25,338
Financial- 1.59%
Banks -0.83%
Alliance Bancorp, Inc. of Pennsylvania	28,586	307,585
First Intercontinental Bank (a)(c)	2,528	15,484
		323,069
Insurance -0.11%
Crawford & Co. Class A	12,066	41,025

Investment Companies -0.02%
TNFG Corp. (a)	177,500	$ 8,875
Savings & Loans -0.62%
Colonial Financial Services, Inc. (a)	14,700	186,984
Fox Chase Bancorp, Inc.	4,000	55,680
		242,664
Venture Capital -0.01%
Infinity Capital Group (a)(b)	50,000	5,440
Total Financial (Cost: $625,285)		621,073
Healthcare- 8.67%
Biotechnology -2.35%
Cadus Corp. (a)	134,600	185,748
Celera Corp. (a)	20,000	162,200
Genzyme Corp. (a)	7,500	571,125
		919,073
Healthcare-Products -1.48%
SurModics, Inc. (a)	46,399	579,988
Healthcare-Services -4.36%
Emergent Group, Inc.	59,877	506,559
NovaMed, Inc. (a)	90,600	1,195,920
		1,702,479
Pharmaceuticals -0.48%
INYX, Inc. (a)	167,850	201
Middle Book Pharmaceutical, Inc. (a)(b)(c)	1,960,000	136,220
Trimeris, Inc. (a)	20,000	50,200
		186,621
Total Healthcare (Cost: $3,469,151)		3,388,161
Industrial- 5.52%
Building Materials -2.24%
Craftmade International, Inc. (a)	155,914	665,753
US Concrete, Inc. (a)	21,880	208,079
		873,832
Electronics -0.12%
Zygo Corp. (a)	3,216	47,018
Engineering & Construction -0.30%
EnergyConnect Group, Inc. (a)	550,000	117,700
Environmental Control -0.05%
Strategic Enviromental & Energy Resources, Inc. (a)(b)	43,000	22,149
Machinery-Construction & Mining -2.81%
Bucyrus International, Inc.	12,000	1,097,400
Total Industrial (Cost: $2,258,553)		2,158,099
Technology- 5.43%
Computers -0.26%
Computer Horizons Corp. (a)	65,000	1,625
Immersion Corp. (a)	12,998	99,305
		100,930
Semiconductors -2.43%
Conexant Systems, Inc. (a)	207,172	493,069
Zoran Corp. (a)	44,100	458,199
		951,268
Software -2.74%
Contra Softbrands, Inc. (a)(b)(c)	5,000	0
Network-1 Security Solutions, Inc.	75,000	120,750
Novell, Inc. (a)	160,000	948,800
		1,069,550
Total Technology (Cost: $2,116,928)		2,121,748
Utilities- 3.10%
Water -3.10%
Pennichuck Corp.	42,467	1,209,885
Total Utilities (Cost: $1,169,238)		1,209,885
Total Domestic Common Stocks
(Cost $17,148,827)		17,678,258

	Number of Shares	Fair Value
Foreign Common Stocks - 14.52%

Canada - 2.33%
Iron/Steel -1.58%
Consolidated Thompson Iron Mines Ltd. (a)	35,000	$ 618,613
Mining -0.75%
Sacre-Coeur Minerals Ltd. (a)	109,000	52,828
Sacre-Coeur Minerals Ltd. (a)	305,500	148,064
Western Uranium Corp. (a)	85,500	90,812
		291,704
Total Canada (Cost: $1,135,731)		910,317

China - 0.74%
Electrical Components & Equipments -0.74%
Harbin Electric, Inc. (a)	14,000	289,660
Total China (Cost: $258,353)		289,660

Denmark - 0.75%
Food -0.75%
Danisco	1,825	230,328
Danisco ADR	4,075	64,038
		294,366
Total Denmark (Cost: $285,107)		294,366

Germany - 0.25%
Holding Companies-Diversified -0.03%
KHD Humboldt Wedag International AG (a)	1,014	10,491
Machinery-Diversified -0.22%
Tognum AG	2,454	88,336
Total Germany (Cost: $94,245)		98,827

Singapore - 0.92%
Semiconductors -0.92%
Verigy Ltd. (a)	25,400	357,886
Total Singapore (Cost: $344,600)		357,886

Spain - 2.23%
Media -2.23%
Promotora de Informaciones S.A. ADR(a)	72,902	869,721
Total Spain (Cost: $680,186)		869,721

Switzerland - 3.59%
Healthcare-Products -3.59%
Alcon, Inc.	8,475	1,402,697
Total Switzerland (Cost: $1,355,831)		1,402,697

United Kingdom - 3.71%
Engineering & Construction -0.96%
Mouchel Group PLC	250,000	376,031
Media -2.75%
British Sky Broadcasting Group PLC ADR	20,138	1,071,543
Total United Kingdom (Cost: $1,572,104)		1,447,574
Total Foreign Common Stocks
(Cost $5,726,157)		5,671,048

Preferred Stock- 5.96%

United States- 5.96%
Ally Financial, Inc.	1,500	1,395,750
Citigroup Capital VII	10,000	249,800
Citigroup Capital XI	24,000	582,000
Countrywide Capital IV	4,000	99,080
GeoMet, Inc. (a)	3	41
		2,326,671
Total United States (Cost $2,348,358)		2,326,671
Total Preferred Stock
(Cost $2,348,358)		2,326,671

	Par Value	Fair Value
Corporate Bonds - 3.38%

Basic Materials - 0.65%
Forest Products & Paper - 0.65%
NewPage Corp. 10.00%, 05/01/2012	300,000	$ 198,750
NewPage Corp. 12.00%, 05/01/2013	150,000	53,625
		252,375
Total Basic Materials (Cost: $261,865)		252,375
Financial - 0.71%
Banks - 0.25%
SunTrust Capital VIII 6.10%, 12/15/2036(d)	100,000	97,500
Diversified Financial Services - 0.46%
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014	110,000	27,913
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015 (c)	130,000	31,362
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020 (c)	100,000	24,125
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020	100,000	23,125
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023 (c)	200,000	48,250
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020	100,000	25,625
		180,400
Venture Capital - 0.00%
Infinity Capital Group 7.00%, 12/31/2049(b)(c)	25,000	0
Total Financial (Cost: $257,156)		277,900
Healthcare - 1.70%
Healthcare-Services - 1.70%
InSight Health Services Corp. 5.55%, 11/01/2011	3,000,000	663,750
Total Healthcare (Cost: $735,000)		663,750
Industrial - 0.32%
Building Materials - 0.32%
US Concrete, Inc. 9.50%, 08/31/2015(c)	100,000	126,750
Total Industrial (Cost: $100,000)		126,750
Total Corporate Bonds
(Cost $1,354,021)		1,320,775
	Par Value	Fair Value
Warrant - 0.00%
Sacre-Coeur Minerals Ltd. Expiration: (a)(c)
March, 2013	54,500	0
Total Warrant
(Cost $0)		0
Asset Backed Securities- 3.54%
United States- 3.54%
AFC Home Equity Loan Trust 0.64%, 06/25/2030 (d)	21,181	13,717
Countrywide Asset-Backed Certificates 5.56%, 04/25/2036 (d)	183,583	118,563
Countrywide Home Equity Loan Trust 0.40%, 07/15/2036 (d)	304,451	199,145
Countrywide Home Equity Loan Trust 0.41%, 10/15/2036 (d)	261,830	170,909
Countrywide Home Equity Loan Trust 0.50%, 04/15/2035 (d)	62,639	36,205
GSAMP Trust 0.45%, 01/25/2047 (d)	500,000	298,089
Provident Bank Home Equity Loan Trust 0.79%, 08/25/2031 (d)	175,229	96,354
Provident Bank Home Equity Loan Trust 0.79%, 08/25/2031 (d)	556,621	296,686
Residential Funding Mortgage Securities II 0.39%, 06/25/2037 (d)	292,373	152,071
		1,381,739
Total United States (Cost $1,300,639)		1,381,739
Total Asset Backed Securities
(Cost $1,300,639)		1,381,739
Rights- 0.01%
United States (continued)- 0.01%
Avigen, Inc. ESCROW (a)(b)(c)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW (a)(b)(c)	15,000	0
Mirant Corp. ESCROW (a)(b)(c)	20,000	0
Petrocorp, Inc. ESCROW (a)(b)(c)	200	$ 0
		3,900
Total United States (Cost $0)		3,900
Total Rights
(Cost $0)		3,900
	Number of Contracts	Fair Value
Options- 0.38%
Atlas Pipeline Holdings Expiration: April, 2011 Exercise Price: $17.50	100	$ 300
Lennar Corp. Class A Expiration: August, 2011 Exercise Price: $20.00	300	86,100
MBIA, Inc. Expiration: January, 2012 Exercise Price: $2.50	650	6,500
Novartis AG Expiration: July, 2011 Exercise Price: $57.50	123	51,045
Telephone & Data Systems, Inc. Expiration: April, 2011 Exercise Price: $30.00	111	6,105
		150,050
Total United States (Cost $217,279)		150,050
Total Options
(Cost $217,279)		150,050

Short-Term Investment - 16.34%
Time Deposit - 16.34%
Citibank 0.03%, 04/01/2011(e)	$ 6,381,792	6,381,792
Total Short-Term Investment
(Cost $6,381,792)		6,381,792
Total Investments
(Cost $34,477,073) - 89.38%		34,914,233
Other Assets in Excess of Liabilities, Net - 10.62%		4,148,501
Total Net Assets - 100.00%		$ 39,062,734

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 7.39%
Avis Budget Group, Inc. (a)	10,991	$ 196,849
Crawford & Co. Class B	14,256	67,859
Discovery Communications, Inc. (a)	16,000	638,400
Electro Scientific Industries, Inc. (a)	3,000	52,080
Gammon Gold, Inc. (a)	63,850	667,233
Lennar Corp. Class A	21,000	380,520
Liberty Global, Inc. Class A (a)	11,000	455,510
Novartis AG ADR	30	1,630
Telephone & Data Systems, Inc.	3,000	101,100
United States Cellular Corp. (a)	6,350	326,961
Total Common Stocks		2,888,142
Exchange-Traded Funds - 1.28%
CurrencyShares British Pound Sterling Trust (a)	1,000	159,530
Market Vectors Junior Gold Miners ETF	8,680	340,429
Total Exchange-Traded Funds		499,959
Total Securities Sold Short (Proceeds: $2,938,551)		$ 3,388,101

	Number of Contracts	Fair Value
Call Options Written - 0.23%
Harbin Electric, Inc. Expiration: April, 2011 Exercise Price: $17.50	140	$ 39,900
Lennar Corp. Class A Expiration: August, 2011 Exercise Price: $20.00	300	31,500
Novartis AG Expiration: July, 2011 Exercise Price: $57.50	123	14,145
SurModics, Inc. Expiration: April, 2011 Exercise Price: $12.50	110	3,850
Verigy Ltd. Expiration: April, 2011 Exercise Price: $14.00	100	2,000
Total Options Written (Premiums Received $128,287)		$ 91,395

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Indicates a fair valued security. Total market value for fair valued securities is $193,456, representing 0.50% of net assets.
(c)	Indicates an illiquid security. Total market value for illiquid securities is $411,838, representing 1.05% of net assets.
(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Global Tactical Allocation Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 93.22%

Belgium- 2.00%
Anheuser-Busch InBev NV ADR	7,760	$ 443,639
Total Belgium (Cost $444,223)		443,639
Bermuda- 1.54%
Bunge Ltd.	4,730	342,121
Total Bermuda (Cost $323,526)		342,121
Canada- 17.13%
Agrium, Inc.	4,960	457,610
Barrick Gold Corp.	8,800	456,808
Cenovus Energy, Inc.	22,500	886,050
EnCana Corp.	19,500	673,335
Goldcorp, Inc.	9,000	448,200
Potash Corp. of Saskatchewan, Inc.	11,120	655,301
Suncor Energy, Inc.	4,900	219,716
		3,797,020
Total Canada (Cost $3,552,161)		3,797,020
China- 0.95%
Spreadtrum Communications, Inc. ADR(a)(b)	11,300	209,615
Total China (Cost $237,981)		209,615
France- 2.20%
Schneider Electric S.A. ADR(a)	28,300	486,477
Total France (Cost $448,759)		486,477
Germany- 1.28%
Adidas AG ADR(a)	9,000	284,490
Total Germany (Cost $293,008)		284,490
Ireland- 2.34%
Accenture PLC	9,450	519,466
Total Ireland (Cost $378,241)		519,466
Israel- 1.64%
Check Point Software Technologies (b)	7,110	362,965
Total Israel (Cost $357,629)		362,965
Singapore- 0.33%
Keppel Corp. Ltd. ADR	3,700	72,039
Total Singapore (Cost $57,010)		72,039
Switzerland- 9.32%
ABB Ltd. ADR(b)	19,100	462,029
ACE Ltd.	8,730	564,831
Noble Corp.	7,300	333,026
Transocean Ltd. (b)	4,790	373,381
Xstrata PLC ADR	71,100	331,326
		2,064,593
Total Switzerland (Cost $1,943,379)		2,064,593
United Kingdom- 4.44%
Ensco International PLC ADR	9,690	560,470
Intercontinental Hotels Group PLC ADR	10,600	219,738
Prudential PLC ADR	9,000	204,480
		984,688
Total United Kingdom (Cost $905,152)		984,688
United States- 50.05%
Alpha Natural Resources, Inc. (a)(b)	7,490	444,681
Amazon.com, Inc. (b)	700	126,091
AON Corp.	8,400	444,864
Apple, Inc. (b)	1,300	452,985
Babcock & Wilcox Co. (b)	7,100	236,998
Cameron International Corp. (b)	4,700	268,370
Chemtura Corp. (b)	25,100	431,720
Denbury Resources, Inc. (b)	18,800	458,720
Devon Energy Corp.	4,100	376,257
EMC Corp. (b)	12,300	326,565
Express Scripts, Inc. (b)	2,170	120,674
Freeport-McMoRan Copper & Gold, Inc.	8,300	461,065
Google, Inc. (b)	950	556,899
Intuit, Inc. (b)	6,000	318,600
JDS Uniphase Corp. (b)	16,700	348,028
Las Vegas Sands Corp. (b)	11,780	497,352
Marsh & McLennan Cos., Inc.	11,500	342,815
McDermott International, Inc. (b)	13,500	342,765
Mead Johnson Nutrition Co.	11,750	680,678
MetLife, Inc.	4,500	201,285
Monsanto Co.	7,570	547,008
Occidental Petroleum Corp.	3,420	357,356
QEP Resources, Inc.	8,300	336,482
Qualcomm, Inc.	4,060	222,610
Questcor Pharmaceuticals, Inc. (b)	31,700	456,797
Range Resources Corp.	7,500	438,450
Southwestern Energy Co. (b)	5,000	214,850
SPX Corp.	4,980	395,362
The Mosaic Co.	5,800	456,750
Verisk Analytics, Inc. (b)	7,000	229,320
		11,092,397
Total United States (Cost $10,073,741)		11,092,397
Total Common Stocks
(Cost $19,014,810)		20,659,510
Exchange-Traded Fund - 3.01%
ETFS Gold Trust(b)	4,670	666,409
Total Exchange-Traded Fund
(Cost $667,146)		666,409
Short-Term Investments - 5.72%
Investment Trust - 4.50%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	997,523	997,523
Time Deposit - 1.22%
Bank of America 0.03%,04/01/2011(d)	$ 269,408	269,408
Total Short-Term Investments
(Cost $1,266,931)		1,266,931
Total Investments
(Cost $20,948,887) - 101.95%		22,592,850
Liabilities in Excess of Other Assets, Net (1.95)%		(431,070)
Total Net Assets - 100.00%	$22,161,780

ADR - American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Long–Short Tactical Allocation Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 24.67%

Communications- 6.02%
Internet -1.74%
BroadSoft, Inc. (a)	1,000	$ 47,690
Telecommunications -4.28%
EchoStar Corp. (a)	1,600	60,560
Sprint Nextel Corp. (a)	12,300	57,072
		117,632
Total Communications (Cost: $160,530)		165,322
Consumer, Cyclical- 1.84%
Distribution & Wholesale -1.84%
Titan Machinery, Inc. (a)	2,000	50,500
Total Consumer, Cyclical (Cost: $50,671)		50,500
Consumer, Non-cyclical- 1.78%
Commercial Services -1.78%
ExamWorks Group, Inc. (a)	2,200	48,906
Total Consumer, Non-cyclical (Cost: $50,127)		48,906
Energy- 3.07%
Coal -3.07%
Consol Energy, Inc.	900	48,267
Peabody Energy Corp.	500	35,980
		84,247
Total Energy (Cost: $83,650)		84,247
Financial- 1.85%
Insurance -1.85%
Amerisafe, Inc. (a)	2,300	50,853
Total Financial (Cost: $50,708)		50,853
Healthcare- 1.90%
Healthcare-Services -1.90%
Molina Healthcare, Inc. (a)	1,300	52,000
Total Healthcare (Cost: $48,543)		52,000
Industrial- 8.21%
Machinery-Construction & Mining -2.16%
Terex Corp. (a)	1,600	59,264
Miscellaneous Manufacturing -2.41%
Trinity Industries, Inc.	1,800	66,006
Transportation -1.79%
CAI International, Inc. (a)	1,900	49,134
Trucking & Leasing -1.85%
TAL International Group, Inc.	1,400	50,778
Total Industrial (Cost: $220,826)		225,182
Total Domestic Common Stocks
(Cost $665,055)		677,010

Foreign Common Stocks - 5.80%

Greece - 1.88%
Transportation -1.88%
Tsakos Energy Navigation Ltd.	4,700	51,606
Total Greece (Cost: $51,848)		51,606

Luxembourg - 2.11%
Iron/Steel -2.11%
ArcelorMittal	1,600	57,840
Total Luxembourg (Cost: $56,546)		57,840

Norway - 1.81%
Oil & Gas -1.81%
Statoil ASA ADR	1,800	49,752
Total Norway (Cost: $49,034)		49,752
Total Foreign Common Stocks
(Cost $157,428)		159,198

Limited Partnerships- 3.69%
United States- 3.69%
Atlas Energy LP	2,200	$ 49,148
Oxford Resources Partners LP (a)	1,900	52,250
		101,398
Total United States (Cost $101,544)		101,398
Total Limited Partnerships
(Cost $101,544)		101,398

Real Estate Investment Trusts - 4.02%

Ashford Hospitality Trust, Inc.	5,400	59,508
NorthStar Realty Finance Corp. REIT(a)	9,500	50,825
		110,333
Total Real Estate Investment Trusts
(Cost $106,792)		110,333
Exchange-Traded Funds - 7.48%

Direxion Daily Small Cap Bear 3X Shares(a)	1,400	49,140
ProShares UltraPro Short QQQ(a)	2,100	53,340
ProShares UltraShort MSCI Europe(a)	1,000	48,550
ProShares UltraShort Russell2000(a)	1,300	54,301
		205,331
Total Exchange-Traded Funds
(Cost $229,709)		205,331

Short-Term Investment - 26.94%

Time Deposit - 26.94%
Citibank 0.03%, 04/01/2011(b)	$ 739,368	739,368
Total Short-Term Investment
(Cost $739,368)		739,368
Total Investments
(Cost $1,999,896) - 72.60%		1,992,638
Other Assets in Excess of Liabilities, Net - 27.40%		752,180
Total Net Assets - 100.00%		$ 2,744,818

Schedule of Securities Sold Short	Number of Shares	Fair Value
Common Stocks - 46.93%

Aegean Marine Petroleum Network, Inc.	6,300	$ 51,408
Argo Group International Holdings Ltd.	1,600	52,864
Beazer Homes USA, Inc. (a)	10,800	49,356
Chelsea Therapeutics International Ltd. (a)	13,200	51,480
China Nepstar Chain Drugstore Ltd. ADR	13,200	46,464
ChinaCast Education Corp. (a)	7,700	48,433
Dyax Corp. (a)	33,600	54,096
E-House China Holdings Ltd. ADR	4,200	49,350
Everest Re Group Ltd.	600	52,908
FBR Capital Markets Corp. (a)	13,800	49,404
Flagstar Bancorp, Inc. (a)	37,600	56,400
Fushi Copperweld, Inc. (a)	6,000	48,120
Geron Corp. (a)	9,900	49,995
Greenhill & Co., Inc.	800	52,632
Martha Stewart Living Omnimedia (a)	12,200	45,262
Mercury General Corp.	1,300	50,869
Michael Baker Corp. (a)	1,200	34,884
NCI Building Systems, Inc. (a)	3,900	49,355
Nokia OYJ ADR	5,800	49,358
Par Pharmaceutical Cos., Inc. (a)	1,600	49,728
PartnerRe Ltd.	700	55,468
Protalix BioTherapeutics, Inc. (a)	8,200	49,856
Smith & Wesson Holding Corp. (a)	14,000	49,700
Trident Microsystems, Inc. (a)	35,000	40,250
Xyratex Ltd. (a)	4,500	50,310
Zhongpin, Inc. (a)	3,300	50,094
Total Common Stocks		1,288,044

Real Estate Investment Trust - 1.89%

First Potomac Realty Trust	3,300	51,975
Total Real Estate Investment Trust		51,975
Total Securities Sold Short (Proceeds: $1,322,503)		$ 1,340,019

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund
March 31, 2011 (unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks - 56.61%

Basic Materials- 8.12%
Forest Products & Paper -2.57%
Buckeye Technologies, Inc.	22,000	$ 599,060
Mining -5.55%
Century Aluminum Co. (a)	15,700	293,276
Coeur d' Alene Mines Corp. (a)	11,300	393,014
Horsehead Holding Corp. (a)	35,600	606,980
		1,293,270
Total Basic Materials (Cost: $1,755,117)		1,892,330
Communications- 3.94%
Internet -2.09%
ePlus, Inc. (a)	14,000	372,540
interclick, Inc. (a)	16,300	114,915
		487,455
Telecommunications -1.85%
8x8, Inc. (a)(b)	153,000	429,930
Total Communications (Cost: $839,353)		917,385
Consumer, Cyclical- 1.24%
Leisure Time -1.24%
Johnson Outdoors, Inc. (a)	19,000	288,610
Total Consumer, Cyclical (Cost: $280,767)		288,610
Consumer, Non-cyclical- 4.78%
Commercial Services -4.78%
Acacia Research - Acacia Technologies (a)	18,300	626,226
Hudson Highland Group, Inc. (a)	75,000	487,500
		1,113,726
Total Consumer, Non-cyclical (Cost: $992,802)		1,113,726
Energy- 4.18%
Oil & Gas -3.02%
Gulfport Energy Corp. (a)	19,500	704,925
Oil & Gas Services -1.16%
Bolt Technology Corp. (a)	19,900	269,446
Total Energy (Cost: $903,385)		974,371
Financial- 3.22%
Diversified Financial Services -3.22%
Oppenheimer Holdings, Inc.	11,000	368,610
Piper Jaffray Cos. (a)	9,200	381,156
		749,766
Total Financial (Cost: $748,704)		749,766
Healthcare- 6.37%
Pharmaceuticals -6.37%
Cumberland Pharmaceuticals, Inc. (a)	56,000	309,680
Depomed, Inc. (a)	55,000	552,200
Dusa Pharmaceuticals, Inc. (a)	29,300	152,360
Nabi Biopharmaceuticals (a)	80,900	470,029
		1,484,269
Total Healthcare (Cost: $1,483,214)		1,484,269
Industrial- 6.93%
Aerospace & Defense -2.38%
Aerovironment, Inc. (a)	15,900	556,023
Electronics -1.36%
LeCroy Corp. (a)	15,000	200,550
Multi-Fineline Electronix, Inc. (a)	4,100	115,702
		316,252
Metal Fabricate & Hardware -1.31%
Sun Hydraulics Corp.	7,100	306,010
Miscellaneous Manufacturing -1.88%
Ceradyne, Inc. (a)	9,700	437,276
Total Industrial (Cost: $1,571,087)		1,615,561
Technology- 17.83%
Computers -2.99%
Datalink Corp. (a)	38,000	243,200
Mentor Graphics Corp. (a)	31,000	453,530
		696,730
Semiconductors -14.84%
Amtech Systems, Inc. (a)	26,100	658,764
Brooks Automation, Inc. (a)	46,300	635,699
Entropic Communications, Inc. (a)(b)	24,700	208,715
Kulicke & Soffa Industries, Inc. (a)	62,600	585,310
Omnivision Technologies, Inc. (a)	18,300	650,199
Rubicon Technology, Inc. (a)(b)	26,000	719,680
		3,458,367
Total Technology (Cost: $3,972,645)		4,155,097
Total Domestic Common Stocks
(Cost $12,547,074)		13,191,115

Foreign Common Stocks - 20.80%

Bermuda - 2.06%
Insurance -2.06%
Enstar Group Ltd. (a)	4,800	479,424
Total Bermuda (Cost: $469,414)		479,424

Canada - 14.45%
Healthcare-Products -1.75%
Nordion, Inc.	34,600	408,972
Mining -12.70%
Alexco Resource Corp. (a)(b)	55,100	487,635
Claude Resources, Inc. (a)	196,100	480,445
Gammon Gold, Inc. (a)	60,600	633,270
Paramount Gold and Silver Corp. (a)(b)	83,800	325,144
Rubicon Minerals Corp. (a)	55,400	288,080
Seabridge Gold, Inc. (a)(b)	23,400	744,588
		2,959,162
Total Canada (Cost: $3,162,936)		3,368,134

Cayman Islands - 2.60%
Insurance -2.60%
Greenlight Capital Re Ltd. (a)	21,500	606,515
Total Cayman Islands (Cost: $602,031)		606,515

Singapore - 1.69%
Semiconductors -1.69%
Verigy Ltd. (a)	27,900	393,111
Total Singapore (Cost: $395,904)		393,111
Total Foreign Common Stocks
(Cost $4,630,285)		4,847,184

Exchange-Traded Funds - 7.34%

Direxion Daily Small Cap Bear 3X Shares(a)	32,000	1,123,200
ProShares UltraPro Short Russell2000(a)	34,000	587,860
		1,711,060
Total Exchange-Traded Funds
(Cost $1,779,239)		1,711,060

Short-Term Investments - 24.41%

Investment Trust - 12.97%
Invesco AIM Liquid Assets Portfolio, 0.16%(b)(c)(d)	3,021,726	3,021,726
Time Deposit - 11.44%
Bank of America 0.03%, 04/01/2011(d)	2,664,770	2,664,770
Total Short-Term Investments
(Cost $5,686,496)		5,686,496
Total Investments
(Cost $24,643,094) - 109.16%		25,435,855
Liabilities in Excess of Other Assets, Net (9.16)%		(2,134,261)
Total Net Assets - 100.00%		$ 23,301,594

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Strategic Growth Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 69.60%

Basic Materials- 12.01%
Chemicals -7.91%
CF Industries Holdings, Inc.	33,720	$ 4,612,559
Chemtura Corp. (a)	356,200	6,126,640
Monsanto Co.	104,430	7,546,112
The Mosaic Co.	80,600	6,347,250
		24,632,561
Iron/Steel -1.94%
United States Steel Corp. (b)	111,810	6,031,031
Mining -2.16%
Freeport-McMoRan Copper & Gold, Inc.	121,450	6,746,547
Total Basic Materials (Cost: $32,463,467)		37,410,139
Communications- 7.38%
Internet -3.51%
Amazon.com, Inc. (a)	17,650	3,179,295
Google, Inc. (a)	13,210	7,743,834
		10,923,129
Media -0.81%
Comcast Corp.	102,200	2,526,384
Telecommunications -3.06%
Ciena Corp. (a)(b)	180,300	4,680,588
JDS Uniphase Corp. (a)	78,500	1,635,940
NII Holdings, Inc. (a)	77,300	3,221,091
		9,537,619
Total Communications (Cost: $19,397,565)		22,987,132
Consumer, Cyclical- 8.35%
Apparel -1.35%
Nike, Inc.	55,247	4,182,198
Lodging -2.24%
Las Vegas Sands Corp. (a)	165,384	6,982,512
Retail -4.76%
Bed Bath & Beyond, Inc. (a)	93,910	4,533,036
Home Depot, Inc.	127,000	4,706,620
McDonald's Corp.	73,420	5,586,528
		14,826,184
Total Consumer, Cyclical (Cost: $20,806,182)		25,990,894
Consumer, Non-cyclical- 2.79%
Agriculture -1.16%
Philip Morris International, Inc.	55,200	3,622,776
Commercial Services -1.63%
Verisk Analytics, Inc. (a)	154,360	5,056,834
Total Consumer, Non-cyclical (Cost: $6,931,578)		8,679,610
Energy- 10.24%
Coal -1.72%
Alpha Natural Resources, Inc. (a)(b)	90,450	5,370,016
Oil & Gas -7.25%
Denbury Resources, Inc. (a)	303,677	7,409,719
Devon Energy Corp.	58,220	5,342,849
Occidental Petroleum Corp.	61,550	6,431,360
Southwestern Energy Co. (a)	78,770	3,384,747
		22,568,675
Oil & Gas Services -1.27%
Cameron International Corp. (a)	69,000	3,939,900
Total Energy (Cost: $24,593,642)		31,878,591
Financial- 9.45%
Banks -2.90%
Citigroup, Inc. (a)	677,300	2,993,666
Goldman Sachs Group, Inc.	38,040	6,028,199
		9,021,865
Insurance -6.55%
AON Corp.	132,290	7,006,078
Marsh & McLennan Cos., Inc.	242,800	7,237,868
MetLife, Inc.	138,000	6,172,740
		20,416,686
Total Financial (Cost: $25,895,223)		29,438,551
Healthcare- 5.44%
Pharmaceuticals -5.44%
Express Scripts, Inc. (a)	29,820	1,658,290
Mead Johnson Nutrition Co.	165,010	9,559,029
Omnicare, Inc. (b)	190,500	5,713,095
		16,930,414
Total Healthcare (Cost: $13,884,996)		16,930,414
Industrial- 4.40%
Engineering & Construction -1.53%
McDermott International, Inc. (a)	187,700	4,765,703
Machinery-Diversified -1.05%
Babcock & Wilcox Co. (a)	98,050	3,272,909
Miscellaneous Manufacturing -1.82%
SPX Corp.	71,210	5,653,362
Total Industrial (Cost: $9,789,678)		13,691,974
Technology- 9.54%
Computers -5.55%
Apple, Inc. (a)	22,590	7,871,486
EMC Corp. (a)	232,200	6,164,910
SanDisk Corp. (a)	70,570	3,252,571
		17,288,967
Semiconductors -2.39%
Broadcom Corp.	119,200	4,694,096
TriQuint Semiconductor, Inc. (a)	212,600	2,744,666
		7,438,762
Software -1.60%
Intuit, Inc. (a)	93,860	4,983,966
Total Technology (Cost: $26,495,769)		29,711,695
Total Domestic Common Stocks
(Cost $180,258,100)		216,719,000

Foreign Common Stocks - 26.23%

Belgium - 2.52%
Beverages -2.52%
Anheuser-Busch InBev NV ADR	137,190	7,843,152
Total Belgium (Cost: $7,061,250)		7,843,152

Canada - 6.94%
Chemicals -1.11%
Potash Corp. of Saskatchewan, Inc.	58,670	3,457,423
Mining -2.03%
Barrick Gold Corp.	66,300	3,441,633
Kinross Gold Corp.	182,200	2,869,650
		6,311,283
Oil & Gas -3.80%
Cenovus Energy, Inc.	300,740	11,843,141
Total Canada (Cost: $18,099,287)		21,611,847

Germany - 0.99%
Apparel -0.99%
Adidas AG ADR	97,990	3,097,464
Total Germany (Cost: $3,204,197)		3,097,464

Ireland - 2.15%
Computers -2.15%
Accenture PLC	121,490	6,678,305
Total Ireland (Cost: $4,678,467)		6,678,305

Israel - 1.63%
Software -1.63%
Check Point Software Technologies (a)	99,400	5,074,370
Total Israel (Cost: $4,492,961)		5,074,370

Switzerland - 8.63%
Banks -0.48%
UBS AG (a)	82,800	1,494,540
Engineering & Construction -1.57%
ABB Ltd. ADR(a)	201,500	4,874,285
Insurance -2.62%
ACE Ltd.	126,150	8,161,905
Mining -1.62%
Xstrata PLC ADR	1,082,300	5,043,518
Oil & Gas -1.96%
Noble Corp.	66,900	3,051,978
Transocean Ltd. (a)	39,170	3,053,302
		6,105,280
Oil & Gas Services -0.38%
Weatherford International Ltd. (a)	52,560	1,187,856
Total Switzerland (Cost: $23,491,421)		26,867,384
United Kingdom - 3.37%
Lodging -1.07%
Intercontinental Hotels Group PLC ADR(b)	160,164	3,320,200
Oil & Gas -2.30%
Ensco International PLC ADR	123,890	7,165,798
Total United Kingdom (Cost: $8,644,795)		10,485,998
Total Foreign Common Stocks
(Cost $69,672,378)		81,658,520

Short-Term Investments - 8.34%

Investment Trust - 6.17%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	19,209,432	19,209,432
Time Deposit - 2.17%
HSBC Bank USA, Grand Cayman 0.03%, 04/01/2011(d)	$ 6,756,980	6,756,980
Total Short-Term Investments
(Cost $25,966,412)		25,966,412
Total Investments
(Cost $275,896,890) - 104.17%		324,343,932
Liabilities in Excess of Other Assets, Net (4.17)%		(12,987,172)
Total Net Assets - 100.00%		$ 311,356,760

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Capital Opportunities Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks - 70.10%

Communications- 12.01%
Internet -5.03%
Google, Inc. (a)	1,820	$ 1,066,902
Telecommunications -6.98%
AT&T, Inc.	26,560	812,736
Qualcomm, Inc.	12,200	668,926
		1,481,662
Total Communications (Cost: $2,106,101)		2,548,564
Consumer, Cyclical- 6.38%
Leisure Time -3.02%
Carnival Corp.	16,700	640,612
Retail -3.36%
Best Buy Co., Inc.	24,800	712,256
Total Consumer, Cyclical (Cost: $1,550,353)		1,352,868
Consumer, Non-cyclical- 9.50%
Agriculture -3.41%
Bunge Ltd.	10,000	723,300
Commercial Services -6.09%
Mastercard, Inc.	2,800	704,816
Visa, Inc.	7,975	587,120
		1,291,936
Total Consumer, Non-cyclical (Cost: $1,846,048)		2,015,236
Energy- 3.87%
Oil & Gas -3.87%
Exxon Mobil Corp.	9,770	821,950
Total Energy (Cost: $657,323)		821,950
Financial- 9.79%
Banks -6.76%
Goldman Sachs Group, Inc.	4,625	732,924
JPMorgan Chase & Co.	15,200	700,720
		1,433,644
Diversified Financial Services -3.03%
BlackRock, Inc.	3,200	643,232
Total Financial (Cost: $1,996,011)		2,076,876
Healthcare- 6.58%
Biotechnology -2.96%
Gilead Sciences, Inc. (a)	14,800	628,112
Pharmaceuticals -3.62%
Abbott Laboratories	15,665	768,368
Total Healthcare (Cost: $1,455,723)		1,396,480
Industrial- 8.97%
Miscellaneous Manufacturing -3.50%
Danaher Corp.	14,290	741,651
Transportation -5.47%
FedEx Corp.	6,800	636,140
Landstar System, Inc.	11,500	525,320
		1,161,460
Total Industrial (Cost: $1,613,781)		1,903,111
Technology- 13.00%
Computers -13.00%
Apple, Inc. (a)	3,300	1,149,885
Hewlett-Packard Co.	14,455	592,221
Microsoft Corp.	40,055	1,015,795
		2,757,901
Total Technology (Cost: $2,519,489)		2,757,901
Total Domestic Common Stocks
(Cost $13,744,829)		14,872,986

Foreign Common Stocks - 18.40%

Bermuda - 2.86%
Oil & Gas -2.86%
Nabors Industries Ltd. (a)	20,000	$ 607,600
Total Bermuda (Cost: $512,102)		607,600

Canada - 5.72%
Chemicals -2.08%
Potash Corp. of Saskatchewan, Inc.	7,500	441,975
Oil & Gas -3.64%
Suncor Energy, Inc.	17,200	771,248
Total Canada (Cost: $1,035,846)		1,213,223

France - 3.28%
Oil & Gas -3.28%
Total S.A. ADR	11,400	695,058
Total France (Cost: $628,892)		695,058

Israel - 3.53%
Pharmaceuticals -3.53%
Teva Pharmaceutical Industries Ltd. ADR	14,900	747,533
Total Israel (Cost: $827,741)		747,533

Switzerland - 3.01%
Oil & Gas -3.01%
Noble Corp.	14,000	638,680
Total Switzerland (Cost: $525,154)		638,680
Total Foreign Common Stocks
(Cost $3,529,735)		3,902,094

Exchange-Traded Funds - 5.14%

Market Vectors - Gold Miners ETF(b)	12,000	720,720
Market Vectors Junior Gold Miners ETF(b)	9,400	368,668
		1,089,388
Total Exchange-Traded Funds
(Cost $1,079,629)		1,089,388

Short-Term Investments - 11.44%

Investment Trust - 5.13%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	1,089,225	1,089,225
Time Deposit - 6.31%
Citibank 0.03%, 04/01/2011(d)	$ 1,337,883	1,337,883
Total Short-Term Investments
(Cost $2,427,108)		2,427,108
Total Investments
(Cost $20,781,301) - 105.08%		22,291,576
Liabilities in Excess of Other Assets, Net (5.08)%		(1,077,555)
Total Net Assets - 100.00%		$ 21,214,021

ADR -American Depositary Receipt
ETF - Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Mid-Cap Value Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 93.80%

Basic Materials - 6.49%
Chemicals - 6.49%
CF Industries Holdings, Inc.	1,531	$ 209,426
FMC Corp.	1,325	112,532
Sigma-Aldrich Corp.	2,219	141,217
Valspar Corp.	6,060	236,946
		700,121
Total Basic Materials (Cost: $455,553)		700,121
Consumer, Cyclical - 13.30%
Apparel - 4.20%
Gildan Activewear, Inc. (a)	7,024	230,177
VF Corp.	2,263	222,973
		453,150
Home Furnishings - 2.55%
Harman International Industries, Inc.	5,867	274,693
Leisure Time - 1.51%
WMS Industries, Inc. (b)	4,623	163,423
Retail - 5.04%
Advance Auto Parts, Inc.	3,107	203,881
American Eagle Outfitters, Inc.	11,305	179,636
Darden Restaurants, Inc.	3,259	160,115
		543,632
Total Consumer, Cyclical (Cost: $1,110,996)		1,434,898
Consumer, Non-cyclical - 5.17%
Agriculture - 1.48%
Bunge Ltd.	2,210	159,849
Food - 2.22%
Hormel Foods Corp.	8,601	239,452
Household Products - 1.47%
Church & Dwight Co., Inc.	1,996	158,363
Total Consumer, Non-cyclical (Cost: $393,247)		557,664
Energy - 15.53%
Electric - 1.00%
Westar Energy, Inc.	4,086	107,952
Oil & Gas - 11.65%
Atwood Oceanics, Inc. (b)	6,017	279,369
Pioneer Natural Resources Co.	2,635	268,559
SM Energy Co.	3,415	253,359
Ultra Petroleum Corp. (b)	4,211	207,392
Valero Energy Corp.	8,316	247,983
		1,256,662
Oil Equipment & Services - 2.88%
Oil States International, Inc. (b)	4,070	309,890
Total Energy (Cost: $970,832)		1,674,504
Financial - 19.45%
Banks - 6.63%
Comerica, Inc.	6,277	230,491
Huntington Bancshares, Inc.	27,298	181,259
Keycorp	11,323	100,548
Zions Bancorporation (a)	8,776	202,375
		714,673
Diversified Financial Services - 4.31%
Ameriprise Financial, Inc.	4,911	299,964
Invesco Ltd.	6,474	165,475
		465,439
Insurance - 8.51%
Allied World Assurance Co. Holdings Ltd.	4,038	253,142
Genworth Financial, Inc. (b)	13,694	184,322
Reinsurance Group of America, Inc.	3,719	233,479
Torchmark Corp.	3,719	247,239
		918,182
Total Financial (Cost: $1,377,286)		2,098,294
Healthcare - 7.46%
Healthcare-Products - 4.83%
Patterson Cos., Inc.	4,347	139,930
St Jude Medical, Inc.	4,642	237,949
Zimmer Holdings, Inc. (b)	2,364	143,093
		520,972
Pharmaceuticals - 2.63%
Cephalon, Inc. (a)(b)	1,390	105,334
Forest Laboratories, Inc. (b)	5,519	178,264
		283,598
Total Healthcare (Cost: $580,016)		804,570
Industrial - 12.37%
Aerospace & Defense - 1.12%
L-3 Communications Holdings, Inc.	1,552	121,537
Electronics - 5.86%
FLIR Systems, Inc.	7,260	251,268
Trimble Navigation Ltd. (b)	5,137	259,624
Waters Corp. (b)	1,392	120,965
		631,857
Hand & Machine Tools - 3.17%
Lincoln Electric Holdings, Inc.	3,041	230,873
Regal-Beloit Corp.	1,500	110,745
		341,618
Metal Fabricate & Hardware - 2.22%
Precision Castparts Corp.	1,627	239,462
Total Industrial (Cost: $840,524)		1,334,474
Technology - 3.89%
Semiconductors - 1.37%
Marvell Technology Group Ltd. (b)	9,472	147,289
Software - 2.52%
Check Point Software Technologies (b)	3,331	170,048
Nuance Communications, Inc. (b)	5,220	102,103
		272,151
Total Technology (Cost: $321,408)		419,440
Utilities - 10.14%
Electric - 3.75%
DPL, Inc.	7,874	215,827
Xcel Energy, Inc.	7,880	188,253
		404,080
Gas - 6.39%
Centerpoint Energy, Inc.	13,441	236,024
Energen Corp.	3,610	227,863
UGI Corp.	6,858	225,628
		689,515
Total Utilities (Cost: 841,678)		1,093,595
Total Common Stocks
(Cost $6,891,540)		10,117,560
Real Estate Investment Trusts - 4.41%
Boston Properties, Inc.	1,907	180,879
Health Care REIT, Inc.	2,410	126,380
Host Hotels & Resorts, Inc.	9,554	168,246
		475,505
Total Real Estate Investment Trusts
(Cost $290,106)		475,505
Short-Term Investments - 6.07%
Investment Trust - 5.22%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	563,763	563,763
Time Deposit - 0.85%
HSBC Bank USA, Grand Cayman, 0.03%,04/01/2011(d)	$ 91,382	$ 91,382
Total Short-Term Investments
(Cost $655,145)		655,145

Total Investments
(Cost $7,836,791) - 104.28%		11,248,210
Liabilities in Excess of Other Assets, Net (4.28)%		(461,576)
Total Net Assets - 100.00%		$ 10,786,634

REIT – Real Estate Investment Trust

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Schedule of Investments

Quaker Small-Cap Value Fund
March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stocks - 95.95%

Basic Materials - 7.30%
Chemicals - 3.87%
Cabot Corp.	10,200	$ 472,158
Ferro Corp. (a)	17,400	288,666
Georgia Gulf Corp. (a)	8,800	325,600
Huntsman Corp.	4,900	85,162
Innophos Holdings, Inc.	6,000	276,660
NewMarket Corp.	3,100	490,482
		1,938,728
Forest Products & Paper - 2.18%
Boise, Inc. (b)	33,400	305,944
Buckeye Technologies, Inc.	10,300	280,469
Domtar Corp.	2,400	220,272
Schweitzer-Mauduit International, Inc.	5,600	283,416
		1,090,101
Iron & Steel Production - 0.66%
Schnitzer Steel Industries, Inc.	5,100	331,551
Mining - 0.59%
Century Aluminum Co. (a)	15,800	295,144
Total Basic Materials (Cost: $2,918,937)		3,655,524
Communications - 5.63%
Internet - 2.62%
InterActiveCorp (a)	13,300	410,837
United Online, Inc.	48,400	305,162
Valueclick, Inc. (a)	25,600	370,176
Websense, Inc. (a)	9,900	227,403
		1,313,578
Media - 0.40%
Sinclair Broadcast Group, Inc.	15,800	198,132
Telecommunications - 2.61%
Amdocs Ltd. (a)	8,600	248,110
Black Box Corp.	9,700	340,955
Comtech Telecommunications Corp.	6,700	182,106
EMS Technologies, Inc. (a)	10,300	202,447
MetroPCS Communications, Inc. (a)	20,700	336,168
		1,309,786
Total Communications (Cost: $2,315,923)		2,821,496
Consumer, Cyclical - 16.15%
Airlines - 0.42%
Alaska Air Group, Inc. (a)	3,300	209,286
Apparel - 2.78%
Deckers Outdoor Corp. (a)	5,800	499,670
The Warnaco Group, Inc. (a)	7,400	423,206
Timberland Co. (a)	11,400	470,706
		1,393,582
Auto Manufacturers - 1.29%
Navistar International Corp. (a)	3,600	249,588
Oshkosh Corp. (a)	11,200	396,256
		645,844
Auto Parts & Equipment - 2.42%
Federal-Mogul Corp. (a)	8,300	206,670
Standard Motor Products, Inc.	24,600	340,218
Superior Industries International, Inc.	17,900	458,956
WABCO Holdings, Inc. (a)	3,300	203,412
		1,209,256
Distribution & Wholesale - 2.25%
Fossil, Inc. (a)	2,600	243,490
Ingram Micro, Inc. (a)	21,500	452,145
Tech Data Corp. (a)	8,500	432,310
		1,127,945
Housewares - 0.83%
Toro Co.	6,300	417,186
Retail - 5.77%
Abercrombie & Fitch Co.	3,900	$ 228,930
ANN, Inc. (a)(b)	6,800	197,948
Asbury Automotive Group, Inc. (a)	13,700	253,313
Biglari Holdings, Inc. (a)	900	381,195
Ezcorp, Inc. (a)	14,500	455,155
First Cash Financial Services, Inc. (a)	10,000	386,000
HOT Topic, Inc.	29,800	169,860
Lithia Motors, Inc.	21,900	319,302
Penske Automotive Group, Inc. (a)	9,700	194,194
Sonic Automotive, Inc. (b)	21,800	305,418
		2,891,315
Textiles - 0.39%
Unifirst Corp.	3,700	196,137
Total Consumer, Cyclical (Cost: $6,240,383)		8,090,551
Consumer, Non-cyclical - 8.31%
Beverages - 0.37%
Boston Beer Co., Inc. (a)	2,000	185,240
Commercial Services - 6.81%
Aaron's, Inc.	12,300	311,928
Apollo Group, Inc. (a)	5,100	212,721
Global Payments, Inc.	7,200	352,224
Great Lakes Dredge & Dock Corp.	25,900	197,617
H&R Block, Inc. (b)	14,400	241,056
Korn/Ferry International (a)	16,700	371,909
Lincoln Educational Services Corp.	11,800	187,502
Net 1 UEPS Technologies, Inc. (a)	28,200	242,520
Pre-Paid Legal Services, Inc. (a)	3,900	257,400
Rent-A-Center, Inc.	11,400	397,974
Sotheby's	4,000	210,400
TeleTech Holdings, Inc. (a)	10,800	209,304
Weight Watchers International, Inc.	3,100	217,310
		3,409,865
Cosmetics & Personal Care - 0.75%
Elizabeth Arden, Inc. (a)	12,600	378,126
Food - 0.38%
Ruddick Corp.	4,900	189,091
Total Consumer, Non-cyclical (Cost: $3,882,063)		4,162,322
Diversified - 0.50%
Holding Companies-Diversified - 0.50%
Compass Diversified Holdings (b)	17,100	252,054
Total Diversified (Cost: $256,654)		252,054
Energy - 7.87%
Oil & Gas - 7.10%
Clayton Williams Energy, Inc. (a)	3,700	391,090
CVR Energy, Inc. (a)	17,500	405,300
Frontier Oil Corp.	12,400	363,568
Holly Corp. (b)	8,100	492,156
Patterson-UTI Energy, Inc.	17,400	511,386
Pioneer Drilling Co. (a)	26,200	361,560
SEACOR Holdings, Inc.	2,000	184,920
Tesoro Corp. (a)	12,500	335,375
Vaalco Energy, Inc. (a)	27,000	209,520
Western Refining, Inc. (a)(b)	17,900	303,405
		3,558,280
Oil & Gas Services - 0.77%
Complete Production Services, Inc. (a)	8,100	257,661
Gulf Island Fabrication, Inc.	3,900	125,463
		383,124
Total Energy (Cost: $2,426,917)		3,941,404
Financial - 14.17%
Banks - 4.17%
Banco Latinoamericano de Exportaciones S.A.	20,200	352,692
Cathay General Bancorp	14,100	240,405
City Holding Co.	7,700	272,272
Commerce Bancshares, Inc.	5,900	238,596
First Citizens BancShares, Inc.	1,000	200,580
Huntington Bancshares, Inc.	63,600	422,304
International Bancshares Corp.	19,800	363,132
		2,089,981
Diversified Financial Services - 2.71%
BGC Partners, Inc.	20,400	189,516
Calamos Asset Management, Inc.	14,300	237,237
Nelnet, Inc.	8,400	183,372
The NASDAQ OMX Group, Inc. (a)	15,600	403,104
World Acceptance Corp. (a)(b)	5,300	345,560
		1,358,789
Insurance - 4.61%
Allied World Assurance Co. Holdings Ltd.	3,800	238,222
Amtrust Financial Services, Inc.	13,200	251,724
Assurant, Inc.	6,500	250,315
Axis Capital Holdings Ltd.	1,600	55,872
CNO Financial Group, Inc. (a)	27,200	204,272
Infinity Property & Casualty Corp.	6,300	374,787
Meadowbrook Insurance Group, Inc. (b)	21,200	219,420
Safety Insurance Group, Inc.	7,800	359,658
Universal American Corp.	15,400	352,814
		2,307,084
Investment Companies - 0.61%
TICC Capital Corp.	28,200	306,534
Real Estate - 1.36%
CB Richard Ellis Group, Inc. (a)	8,400	224,280
Jones Lang LaSalle, Inc.	4,600	458,804
		683,084
Savings & Loans - 0.71%
Dime Community Bancshares	24,000	354,240
Total Financial (Cost: $6,213,125)		7,099,712
Healthcare - 11.79%
Biotechnology - 1.79%
Myriad Genetics, Inc. (a)	14,800	298,220
PDL BioPharma, Inc.	55,800	323,640
United Therapeutics Corp. (a)	4,100	274,782
		896,642
Healthcare-Products - 2.62%
Hill-Rom Holdings, Inc.	9,300	353,214
ICU Medical, Inc. (a)	9,200	402,776
Invacare Corp.	11,500	357,880
SonoSite, Inc. (a)	6,000	199,920
		1,313,790
Healthcare-Services - 4.24%
AMERIGROUP Corp. (a)	8,100	520,425
Health Net, Inc. (a)	14,500	474,150
Kindred Healthcare, Inc. (a)	9,600	229,248
Magellan Health Services, Inc. (a)	8,300	407,364
WellCare Health Plans, Inc. (a)	11,700	490,815
		2,122,002
Pharmaceuticals - 3.14%
Herbalife Ltd.	6,000	488,160
Hi-Tech Pharmacal Co., Inc. (a)	7,900	159,027
Spectrum Pharmaceuticals, Inc. (a)	33,700	299,593
The Medicines Co. (a)	20,900	340,461
Viropharma, Inc. (a)	14,500	288,550
		1,575,791
Total Healthcare (Cost: $4,257,051)		5,908,225
Industrial - 10.91%
Aerospace & Defense - 0.43%
Ducommun, Inc.	9,000	215,100
Electrical Components & Equipment - 0.89%
Graham Corp.	11,200	268,128
Lihua International, Inc. (a)(b)	20,200	177,356
		445,484
Electronics - 1.26%
Arrow Electronics, Inc. (a)	10,600	443,928
Flextronics International Ltd. (a)	25,100	187,497
		631,425
Engineering & Construction - 1.89%
Chicago Bridge & Iron Co. NV	5,400	219,564
KBR, Inc.	13,700	517,449
Layne Christensen Co. (a)	6,000	207,000
		944,013
Hand & Machine Tools - 0.41%
Lincoln Electric Holdings, Inc.	2,700	204,984
Machinery-Diversified - 2.08%
Applied Industrial Technologies, Inc.	11,500	382,490
Gardner Denver, Inc.	5,200	405,756
NACCO Industries, Inc.	2,300	254,541
		1,042,787
Miscellaneous Manufacturing - 2.22%
Brink's Co.	6,700	221,837
Movado Group, Inc. (a)	22,800	334,704
Raven Industries, Inc.	4,100	251,822
Sturm Ruger & Co. (b)	13,300	305,501
		1,113,864
Transportation - 1.32%
Atlas Air Worldwide Holdings, Inc. (a)	3,200	223,104
Ryder System, Inc.	8,700	440,220
		663,324
Trucking & Leasing - 0.41%
Amerco, Inc. (a)	2,100	203,700
Total Industrial (Cost: $4,374,752)		5,464,681
Technology - 9.23%
Computers - 3.19%
CACI International, Inc. (a)	5,800	355,656
CGI Group, Inc. (a)	14,700	307,671
Insight Enterprises, Inc. (a)	14,500	246,935
MicroStrategy, Inc. (a)	1,700	228,616
Silicon Graphics International Corp. (a)	13,700	293,180
Unisys Corp. (a)	5,400	168,588
		1,600,646
Semiconductors - 4.01%
Fairchild Semiconductor International, Inc. (a)	17,500	318,500
GT Solar International, Inc. (a)	27,400	292,084
LSI Corp. (a)	69,600	473,280
Novellus Systems, Inc. (a)	6,100	226,493
QLogic Corp. (a)	17,100	317,205
Tessera Technologies, Inc. (a)	8,800	160,688
Varian Semiconductor Equipment Associates, Inc. (a)	4,500	219,015
		2,007,265
Software - 2.03%
ACI Worldwide, Inc. (a)	6,000	196,800
Epicor Software Corp. (a)	19,400	214,758
EPIQ Systems, Inc.	14,100	202,476
Fair Isaac Corp.	6,800	214,948
SYNNEX Corp. (a)	5,800	189,834
		1,018,816
Total Technology (Cost: $4,036,106)		4,626,727
Utilities - 4.09%
Electric - 3.11%
El Paso Electric Co. (a)	13,400	407,360
Great Plains Energy, Inc.	19,800	396,396
NV Energy, Inc.	25,000	372,250
Portland General Electric Co.	16,100	382,697
		1,558,703
Gas - 0.98%
Energen Corp.	7,800	492,336
Total Utilities (Cost: $1,590,139)		2,051,039
Total Common Stocks
(Cost $38,512,050)		48,073,735

Real Estate Investment Trusts - 3.34%
Apartment Investment & Management Co.	7,900	201,213
Ashford Hospitality Trust, Inc.	20,700	228,114
CBL & Associates Properties, Inc.	15,200	264,784
Hospitality Properties Trust	9,800	226,870
National Health Investors, Inc.	9,500	455,240
PS Business Parks, Inc.	5,100	295,494
		1,671,715
Total Real Estate Investment Trusts
(Cost $1,316,024)		1,671,715
Short-Term Investments - 6.22%
Investment Trust - 5.44%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	2,722,775	2,722,775
Time Deposit - 0.78%
HSBC Bank USA, Grand Cayman, 0.03%,04/01/2011(d)	$ 390,860	390,860
Total Short-Term Investments
(Cost $3,113,635)		3,113,635

Total Investments
(Cost $42,941,709) - 105.51%		52,859,085
Liabilities in Excess of Other Assets, Net (5.51)%		(2,758,493)
Total Net Assets - 100.00%		$ 50,100,592

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven day yield at period end.

Notes to Schedules of Investments

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the U.S. Securities and Exchange Commission on Form N-CSR.

For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2011 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Akros Absolute Return	$8,384,468	$232,107	$(796,634)	$ (564,527)
Event Arbitrage	31,410,235	1,913,703	(1,889,201)	24,502
Global Tactical Allocation	20,948,887	1,711,998	(68,035)	1,643,963
Long-Short Tactical Allocation	677,393	28,690	(53,464)	(24,774)
Small-Cap Growth Tactical Allocation	24,643,094	1,171,296	(378,535)	792,761
Strategic Growth	275,896,890	50,236,985	(1,789,943)	48,447,042
Capital Opportunities	20,781,301	2,018,411	(508,136)	1,510,275
Mid-Cap Value	7,836,791	3,500,174	(88,755)	3,411,419
Small-Cap Value	42,941,709	10,506,792	(589,416)	9,917,376

The Funds, in conformity with accounting principles generally accepted in the United States of America ("GAAP") adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable  inputs (including the Fund's own assumptions in determining the fair value of investments)

For information on the Funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual financial statements.

The following tables summarize the valuation of the Funds' investments by the above fair value hierarchy levels as of March 31, 2011:

Category Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Basic Materials	$ 128,550	$ 0	$ 0	$ 128,550
Communications	296,780	0	0	296,780
Consumer, Cyclical	422,418	0	167	422,585
Consumer, Non-cyclical	379,380	0	0	379,380
Diversified	273,120	702,100	174,240	1,149,460
Energy	248,770	0	0	248,770
Financial	651,134	13,849	0	664,983
Healthcare	1,564,653	0	0	1,564,653
Industrial	183,435	0	0	183,435
Technology	843,269	0	0	843,269
Utilities	164,960	0	0	164,960
Preferred Stock	0	0	105,000	105,000
Private Placement	0	0	58,314	58,314
Warrant	8,100	0	56	8,156
Corporate Bond	0	1,017,723	0	1,017,723
Government Bond	0	225,671	0	225,671
Option	1,300	0	0	1,300
Short-Term Investments	2,635,219	0	0	2,635,219
	7,801,088	1,959,343	337,778	10,098,208
Call Options Written	(24,059)	0	0	$ (24,059)
Securities Sold Short	(2,253,858)	0	0	(2,253,858)
Futures	(350)	0	0	(350)
Total	$ 5,522,820	$ 1,959,343	$ 337,778	$ 7,819,941

Category Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Canada	$ 910,317	$ 0	$ 0	$ 910,317
China	289,660	0	0	289,660
Denmark	294,366	0	0	294,366
Germany	98,827	0	0	98,827
Singapore	357,886	0	0	357,886
Spain	869,721	0	0	869,721
Switzerland	1,402,697	0	0	1,402,697
United Kingdom	1,447,574	0	0	1,447,574
United States	19,965,423	2,843,043	52,927	22,861,393
Short-Term Investment	6,381,792	0	0	6,381,792
	32,018,263	2,843,043	52,927	34,914,233
Call Options Written	(91,395)	0	0	(91,395)
Securities Sold Short	(3,388,101)	0	0	(3,388,101)
Total	$ 28,538,767	$ 2,843,043	$ 52,927	$ 31,434,737

Category Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Belgium	$ 443,639	$ 0	$ 0	$ 443,639
Bermuda	342,121	0	0	342,121
Canada	3,797,020	0	0	3,797,020
China	209,615	0	0	209,615
France	486,477	0	0	486,477
Germany	284,490	0	0	284,490
Ireland	519,466	0	0	519,466
Israel	362,965	0	0	362,965
Singapore	72,039	0	0	72,039
Switzerland	2,064,593	0	0	2,064,593
United Kingdom	984,688	0	0	984,688
United States	11,758,806	0	0	11,758,806
Short-Term Investments	1,266,931	0	0	1,266,931
Total	$ 22,592,850	$ 0	$ 0	$ 22,592,850

Category Long-Short Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Greece	$ 51,606	$ 0	$ 0	$ 51,606
Luxembourg	57,840	0	0	57,840
Norway	49,752	0	0	49,752
United States	1,094,072	0	0	1,094,072
Short-Term Investment	739,368	0	0	739,368
	1,992,638	0	0	1,992,638
Securities Sold Short	(1,340,019)	0	0	(1,340,019)
Total	$ 652,619	$ 0	$ 0	$ 652,619

Category Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Bermuda	$ 479,424	$ 0	$ 0	$ 479,424
Canada	3,368,134	0	0	3,368,134
Cayman Islands	606,515	0	0	606,515
Singapore	393,111	0	0	393,111
United States	14,902,175	0	0	14,902,175
Short-Term Investments	5,686,496	0	0	5,686,496
Total	$ 25,435,855	$ 0	$ 0	$ 25,435,855

Category Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Basic Materials	$ 52,222,363	$ 0	$ 0	$ 52,222,363
Communications	22,987,132	0	0	22,987,132
Consumer, Cyclical	32,408,558	0	0	32,408,558
Consumer, Non-cyclical	16,522,762	0	0	16,522,762
Energy	58,180,666	0	0	58,180,666
Financial	39,094,996	0	0	39,094,996
Healthcare	16,930,414	0	0	16,930,414
Industrial	18,566,259	0	0	18,566,259
Technology	41,464,370	0	0	41,464,370
Short-Term Investments	25,966,412	0	0	25,966,412
Total	$ 324,343,932	$ 0	$ 0	$ 324,343,932

Category Capital Opportunites	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Basic Materials	$ 441,975	$ 0	$ 0	$ 441,975
Communications	2,548,564	0	0	2,548,564
Consumer, Cyclical	1,352,868	0	0	1,352,868
Consumer, Non-cyclical	2,015,236	0	0	2,015,236
Energy	3,534,536	0	0	3,534,536
Financial	2,076,876	0	0	2,076,876
Healthcare	2,144,013	0	0	2,144,013
Industrial	1,903,111	0	0	1,903,111
Technology	2,757,901	0	0	2,757,901
Exchange-Traded Funds	1,089,388	0	0	1,089,388
Short-Term Investments	2,427,108	0	0	2,427,108
Total	$ 22,291,576	$ 0	$ 0	$ 22,291,576

Category Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Basic Materials	$ 700,121	$ 0	$ 0	$ 700,121
Consumer, Cyclical	1,434,898	0	0	1,434,898
Consumer, Non-cyclical	557,664	0	0	557,664
Energy	1,674,504	0	0	1,674,504
Financial	2,098,294	0	0	2,098,294
Healthcare	804,570	0	0	804,570
Industrial	1,334,474	0	0	1,334,474
Technology	419,440	0	0	419,440
Utilities	1,093,595	0	0	1,093,595
Real Estate Investment Trust	475,505	0	0	475,505
Short-Term Investments	655,145	0	0	655,145
Total	$ 11,248,210	$ 0	$ 0	$ 11,248,210

Category Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Basic Materials	$ 3,655,524	$ 0	$ 0	$ 3,655,524
Communications	2,821,496	0	0	2,821,496
Consumer, Cyclical	8,090,551	0	0	8,090,551
Consumer, Non-cyclical	4,162,322	0	0	4,162,322
Diversified	252,054	0	0	252,054
Energy	3,941,404	0	0	3,941,404
Financial	7,099,712	0	0	7,099,712
Healthcare	5,908,225	0	0	5,908,225
Industrial	5,464,681	0	0	5,464,681
Technology	4,626,727	0	0	4,626,727
Utilities	2,051,039	0	0	2,051,039
Real Estate Investment Trust	1,671,715	0	0	1,671,715
Short-Term Investments	3,113,635	0	0	3,113,635
Total	$ 52,859,085	$ 0	$ 0	$ 52,859,085

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2010 through March 31, 2011:

Akros Absolute Return
United Kingdom
Balance as of 12/31/2010	Amortized discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation/depreciation	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 3/31/2011
159,626	–	–	3,871	–	–	174,281	–	337,778

United States
Balance as of 12/31/2010	Amortized discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation/depreciation	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 3/31/2011
116,385	–	–	–	-	–	–	–	116,385

Event Arbitrage
Balance as of 12/31/2010	Amortized discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation/depreciation	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 3/31/2011
4,341	–	458	25,347	–	(458)	27,589	(4,350)	52,927

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:        _/s/Jeffry H. King, Sr___________________
Jeffry H. King, Sr., Chief Executive Officer

Date:     __5/10/2011__________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      _/s/Jeffry H. King, Sr.__________________
      Jeffry H. King, Sr., Chief Executive Officer

Date:   __5/10/2011_________________________

By:    _/s/Laurie Keyes_______________________
    Laurie Keyes, Treasurer

Date: __5/10/2011___________________________